CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 174		$ 487	$ 8	$ 3,976	$ 4,590
Cost of revenue	(19)	$ (59)	(104)	(59)	(3,070)	(3,926)
Gross profit	155	59	383	67	906	664
Operating expenses:
Research and development	176,802	97,940	344,171	207,699	511,110	220,223
Selling, general and administrative	72,272	15,539	203,924	29,784	89,023	38,375
Total operating expenses	249,074	113,479	548,095	237,483	600,133	258,598
Loss from operations	(248,919)	(113,420)	(547,712)	(237,416)	(599,227)	(257,934)
Other income:
Change in fair value of forward contracts	(12,382)	(3,203)	(454,546)	(8,719)	(118,382)	(15,053)
Change in fair value of derivative liabilities		(57)	(6,976)	(114)	(1,205)	(406)
Interest expense	(30)	(1)	(35)	(10)	(64)	(8,547)
Other expense	(390)	(632)	(400)	(709)	(690)	4,606
Other expense net	(12,802)	(3,893)	(461,957)	(9,552)	(120,341)	(19,400)
Loss before provision for income taxes	(261,721)	(117,313)	(1,009,669)	(246,968)	(719,568)	(277,334)
Provision for (benefit from) income taxes	5	(28)	9	(100)	(188)	23
Net loss	(261,726)	(117,285)	(1,009,678)	(246,868)	(719,380)	(277,357)
Deemed dividend related to the issuance of Series E convertible preferred shares	0		(2,167,332)
Non-redeemable Net loss	$ (261,726)	$ (117,285)	$ (3,177,010)	$ (246,868)	$ (705,596)	$ (269,422)
Net loss per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (19.06)	$ (14.10)	$ (243.59)	$ (30.41)	$ (75.15)	$ (34.59)
Weighted average shares used in computing net loss per share attributable to common shareholders - basic and diluted (in shares)	13,728,639	8,319,168	13,042,653	8,117,746	9,389,540	7,789,421